Note 20 - Other assets and liabilities (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Total Inventories	€ 581,000,000	€ 635,000,000	€ 229,000,000
Real estate companies	579,000,000	633,000,000	226,000,000
Transactions in progress (assets)	138,000,000	249,000,000	156,000,000
Total Accruals (assets)	804,000,000	702,000,000	768,000,000
Unaccrued prepaid expenses	573,000,000	465,000,000	509,000,000
Other prepayments and accrued income	231,000,000	237,000,000	259,000,000
Other items (assets inventories)	2,277,000,000	3,886,000,000	3,207,000,000
OTHER ASSETS	3,800,000,000	5,472,000,000	4,359,000,000
Liabilities Abstract
Transactions in progress (liabilities)	39,000,000	39,000,000	165,000,000
Total Accruals (liabilities)	2,456,000,000	2,558,000,000	2,490,000,000
Unpaid accrued expenses	2,064,000,000	2,119,000,000	1,997,000,000
Other accrued expenses and deferred income	392,000,000	439,000,000	493,000,000
Other items (liabilities inventories)	1,247,000,000	1,704,000,000	1,894,000,000
Total OTHER LIABILITIES	€ 3,742,000,000	€ 4,301,000,000	€ 4,550,000,000